Convertible Debentures - Additional Information (Details) - YA II PN, Ltd. - Convertible Debentures $ in Millions	Jul. 16, 2024 USD ($)
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 3.0
Percentage of purchase price to aggregate principal amount	95.00%
Trance One
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 2.0
Trance Two
Convertible Debentures [Line Items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 1.0